Fair Value Measurements (Tables)	12 Months Ended
Jan. 01, 2012
Fair Value Measurements [Abstract]
Summary of designated derivatives

Cash Flow Hedges	Gain/(Loss) Recognized in Accumulated OCI(1)		Gain/(Loss) Reclassified from Accumulated OCI into Income(1)				Gain/(Loss) Recognized in Other Income/Expense(2)
(Dollars in Millions)	2011	2010	2011		2010		2011	2010
Foreign exchange contracts	$(60)	(66)	(9	)(A)	(52	)(A)	(1)	(2)
Foreign exchange contracts	(103)	(296)	(154	)(B)	(300	)(B)	2	(38)
Foreign exchange contracts	24	51	(22	)(C)	57	(C)	(1)	5
Cross currency interest rate swaps	(406)	(40)	(45	)(D)	6	(D)	—	—
Foreign exchange contracts	45	18	(2	)(E)	1	(E)	1	3

Total	$(500)	(333)	(232)		(288)		1	(32)

All amounts shown in the table above are net of tax.

(1)	Effective portion

(2)	Ineffective portion

(A)	Included in Sales to customers

(B)	Included in Cost of products sold

(C)	Included in Research and development expense

(D)	Included in Interest (income)/Interest expense, net

(E)	Included in Other (income)/expense, net

Financial assets and liabilities at fair value

	2011				2010
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Total (1)
Derivatives designated as hedging instruments:
Assets:
Foreign exchange contracts	$—	442	—	442	321
Cross currency interest rate swaps (2)	—	15	—	15	17

Total	—	457	—	457	338

Liabilities:
Foreign exchange contracts	—	452	—	452	586
Cross currency interest rate swaps (3)	—	594	—	594	502

Total	—	1,046	—	1,046	1,088

Derivatives not designated as hedging instruments:
Assets:
Foreign exchange contracts	—	29	—	29	19
Swiss Franc Option*	—	17	—	17	—

Total	—	46	—	46	19

Liabilities:
Foreign exchange contracts	—	34	—	34	39
Other investments (4)	$1,563	—	—	1,563	1,165

*	Currency option related to the planned acquisition of Synthes, Inc.

(1)	2010 assets and liabilities are all classified as Level 2 with the exception of other investments of $1,165 million which are classified as Level 1.

(2)	Includes $15 million and $14 million of non-current assets for the fiscal years ending January 1, 2012 and January 2, 2011, respectively.

(3)	Includes $594 million and $502 million of non-current liabilities for the fiscal years ending January 1, 2012 and January 2, 2011, respectively.

(4)	Classified as non-current other assets.